UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Partner Investment Management, L.P.

Address:   One Market Plaza
           Steuart Tower, 22nd Floor
           San Francisco, CA 94105


Form 13F File Number: 28-13168


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Linda Fitzgerald
Title:  Chief Compliance Officer
Phone:  (415) 281-1000

Signature,  Place,  and  Date  of  Signing:

/s/ Linda Fitzgerald               San Francisco, CA                  2/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              60

Form 13F Information Table Value Total:  $      859,618
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ABERCROMBIE & FITCH CO       COM            002896207    10420    180,808 SH       SOLE                   180,808      0    0
AGILENT TECHNOLOGIES INC     COM            00846U101    29177    704,248 SH       SOLE                   704,248      0    0
ALLSCRIPTS HEALTHCARE SOLUTN COM            01988P108     6913    358,769 SH       SOLE                   358,769      0    0
AMAZON COM INC               COM            023135106    26946    149,699 SH       SOLE                   149,699      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108    24625  1,674,051 SH       SOLE                 1,674,051      0    0
AMYLIN PHARMACEUTICALS INC   CNV            032346AF5    17313 19,732,687 PRN      SOLE                19,732,687      0    0
APPLE INC                    COM            037833100     2032         63 SH  CALL SOLE                        63      0    0
APPLE INC                    COM            037833100    19659     60,946 SH       SOLE                    60,946      0    0
BAIDU INC                    COM            056752108    28460    294,830 SH       SOLE                   294,830      0    0
BANK OF AMERICA CORPORATION  COM            060505104     9823    736,393 SH       SOLE                   736,393      0    0
CADENCE PHARMACEUTICALS INC  COM            12738T100     1515    200,661 SH       SOLE                   200,661      0    0
CATERPILLAR INC DEL          COM            149123101    19184    204,826 SH       SOLE                   204,826      0    0
CELGENE CORP                 COM            151020104     6621    111,963 SH       SOLE                   111,963      0    0
CHINACACHE INTL HLDG LTD     COM            16950M107      349     16,776 SH       SOLE                    16,776      0    0
CIGNA CORP                   COM            125509109     4300    117,296 SH       SOLE                   117,296      0    0
CITIGROUP INC                COM            172967416    19371    141,717 SH       SOLE                   141,717      0    0
COGNIZANT TECHNOLOGY SOLUTIO COM            192446102    31669    432,100 SH       SOLE                   432,100      0    0
COMCAST CORP NEW             COM            20030N101    25332  1,153,045 SH       SOLE                 1,153,045      0    0
COMMUNITY HEALTH SYS INC NEW COM            203668108    14771    395,275 SH       SOLE                   395,275      0    0
CORNING INC                  COM            219350105     6501    336,487 SH       SOLE                   336,487      0    0
COVIDIEN PLC                 COM            G2554F105    32095    702,913 SH       SOLE                   702,913      0    0
CVS CAREMARK CORPORATION     COM            126650100    29074    836,183 SH       SOLE                   836,183      0    0
DAVITA INC                   COM            23918K108     5417     77,955 SH       SOLE                    77,955      0    0
DENDREON CORP                COM            24823Q107    14993    429,357 SH       SOLE                   429,357      0    0
DRYSHIPS INC.                CNV            262498AB4     3252  3,172,850 PRN      SOLE                 3,172,850      0    0
EDWARDS LIFESCIENCES CORP    COM            28176E108     6438     79,642 SH       SOLE                    79,642      0    0
EXPRESS SCRIPTS INC          COM            302182100     4360     80,665 SH       SOLE                    80,665      0    0
FOREST LABS INC              COM            345838106    23258    727,260 SH       SOLE                   727,260      0    0
GEN-PROBE INC NEW            COM            36866T103     7416    127,092 SH       SOLE                   127,092      0    0
HEALTH NET INC               COM            42222G108     4531    166,040 SH       SOLE                   166,040      0    0
HEARTWARE INTL INC           COM            422368100     2291     26,166 SH       SOLE                    26,166      0    0
ILLUMINA INC                 COM            452327109    11756    185,594 SH       SOLE                   185,594      0    0
ISOFTSTONE HLDGS LTD         COM            46489B108      331     18,200 SH       SOLE                    18,200      0    0
MCKESSON CORP                COM            58155Q103    39295    558,332 SH       SOLE                   558,332      0    0
MEDICIS PHARMACEUTICAL CORP  COM            584690309    22951    856,698 SH       SOLE                   856,698      0    0
MOTOROLA INC                 COM            620076109    13531  1,491,889 SH       SOLE                 1,491,889      0    0
NAVISTAR INTL CORP NEW       COM            63934E108    26496    457,532 SH       SOLE                   457,532      0    0
NVIDIA CORP                  COM            67066G104    38151  2,477,327 SH       SOLE                 2,477,327      0    0
ORACLE CORP                  COM            68389X105    26797    856,138 SH       SOLE                   856,138      0    0
OREXIGEN THERAPEUTICS INC    COM            686164104     1461    180,810 SH       SOLE                   180,810      0    0
PATTERSON COMPANIES INC      COM            703395103     4323    141,148 SH       SOLE                   141,148      0    0
PERRIGO CO                   COM            714290103     7153    112,950 SH       SOLE                   112,950      0    0
QUEST DIAGNOSTICS INC        COM            74834L100     5476    101,466 SH       SOLE                   101,466      0    0
RESEARCH IN MOTION LTD       COM            760975102     1261        217 SH  CALL SOLE                       217      0    0
ROYAL CARIBBEAN CRUISES LTD  COM            V7780T103     9170    195,101 SH       SOLE                   195,101      0    0
SALIX PHARMACEUTICALS INC    COM            795435106    18454    392,970 SH       SOLE                   392,970      0    0
SEQUENOM INC                 COM            817337405     5093    634,195 SH       SOLE                   634,195      0    0
SINA CORP                    COM            G81477104    12514    181,836 SH       SOLE                   181,836      0    0
SIRONA DENTAL SYSTEMS INC    COM            82966C103     3383     80,965 SH       SOLE                    80,965      0    0
STANLEY BLACK & DECKER INC   COM            854502101     9824    146,911 SH       SOLE                   146,911      0    0
TECK RESOURCES LTD           COM            878742204     8180    132,300 SH       SOLE                   132,300      0    0
TIM PARTICIPACOES S A        COM            88706P106     1266     37,076 SH       SOLE                    37,076      0    0
UNITED STATES STL CORP NEW   COM            912909108    17944    307,154 SH       SOLE                   307,154      0    0
UNITED THERAPEUTICS CORP DEL COM            91307C102     7056    111,608 SH       SOLE                   111,608      0    0
VALE S A                     COM            91912E105    55990  1,619,611 SH       SOLE                 1,619,611      0    0
VMWARE INC                   COM            928563402      994     11,176 SH       SOLE                    11,176      0    0
WATSON PHARMACEUTICALS INC   COM            942683103    20139    389,912 SH       SOLE                   389,912      0    0
WELLCARE HEALTH PLANS INC    COM            94946T106     4581    151,584 SH       SOLE                   151,584      0    0
WYNDHAM WORLDWIDE CORP       COM            98310W108    33583  1,120,931 SH       SOLE                 1,120,931      0    0
ZIMMER HLDGS INC             COM            98956P102    14359    267,498 SH       SOLE                   267,498      0    0


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